Exchange Offers	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Exchange Offers [Text Block]

Note 22 – Exchange offers

During 2009, the Corporation completed certain exchange transactions involving preferred stock, common stock and trust preferred securities (also referred to as “capital securities”). The sections below describe such transactions.

Exchange of preferred stock for common stock

The exchange by holders of the Corporation's shares of the Series A and B non-cumulative preferred stock for shares of common stock in 2009 resulted in the extinguishment of such shares of preferred stock and an issuance of shares of common stock.

The following table presents the results of the exchange offer with respect to the Series A and B preferred stock.

Title of securities	Per security liquidation preference amount	Shares of preferred stock exchanged	Shares of preferred stock outstanding after exchange	Aggregate liquidation preference amount after exchange (in thousands)	Shares of common stock issued
Series A Preferred Stock	$25	6,589,274	885,726	$22,143	52,714,192
Series B Preferred Stock	$25	14,879,335	1,120,665	$28,017	119,034,680

The exchange of shares of preferred stock for shares of common stock resulted in a favorable impact to accumulated deficit of $230.4 million, which is also considered in the income (loss) per common share computations. Refer to Note 32 to the consolidated financial statements for such computations.

Common stock issued in connection with the early extinguishment of debt (exchange of trust preferred securities for common stock)

During 2009, the Corporation exchanged trust preferred securities with a liquidation preference value of $465 million issued by different trusts (BanPonce Trust I, Popular Capital Trust I, Popular North America Capital Trust I and Popular Capital Trust II) for 185,761,204 shares of common stock of the Corporation. The trust preferred securities were delivered to the trusts in return for the junior subordinated debentures (recorded as notes payable in the Corporation's financial statements) that had been issued by the Corporation to the trusts. The junior subordinated debentures were submitted for cancellation by the indenture trustee under the applicable indenture. The Corporation recognized a pre-tax gain of $80.3 million on the extinguishment of the applicable junior subordinated debentures, which was included in the consolidated statement of operations for the year ended December 31, 2009. This transaction was accounted for as an early extinguishment of debt. The increase in stockholders' equity related to the exchange of trust preferred securities for shares of common stock was approximately $390 million, net of issuance costs, and including the gain on the early extinguishment of debt.

Exchange of preferred stock held by the U.S. Treasury for trust preferred securities

In August 2009, the United States Department of the Treasury (“U.S. Treasury”) agreed with the Corporation to exchange all 935,000 shares of the Corporation's outstanding Fixed Rate Cumulative Perpetual Preferred Stock, Series C (the “Series C Preferred Stock”), owned by the U.S Treasury, for 935,000 newly issued Popular Capital Trust III trust preferred securities. In connection with this exchange, the trust used the Series C preferred stock, together with the proceeds of the issuance and sale by the trust to the Corporation of $1 million aggregate liquidation amount of its fixed rate common securities, to purchase $936 million aggregate principal amount of the junior subordinated debentures issued by the Corporation. The Series C Preferred Stock were issued to the U.S. Department of Treasury (“U.S. Treasury”) in December 2008 under the U.S. Treasury's Troubled Asset Relief Program (“TARP”) Capital Purchase Program.

The obligations of the Corporation to the holders of the Popular Capital Trust III trust preferred securities under the guarantee agreement dated August 24, 2009 constitute unsecured obligations and rank subordinate and junior in right of payment to all senior debt. The obligations of the Corporation under the guarantee agreement rank pari-passu with the obligations of Popular under any similar guarantee agreements issued by the Corporation on behalf of the holders of preferred or capital securities issued by any statutory trust. Under the guarantee agreement, the Corporation has guaranteed the payment of the liquidation amount of the trust preferred securities upon liquidation of the trust, but only to the extent that the trust has funds available to make such payments.

This transaction with the U.S. Treasury was accounted for as an extinguishment of previously issued Series C preferred stock. The accounting impact of this transaction included (1) recognition of junior subordinated debentures and derecognition of the Series C preferred stock; (2) recognition of a favorable impact to accumulated deficit resulting from the excess of (a) the carrying amount of the securities exchanged (the Series C preferred stock) over (b) the fair value of the consideration exchanged (the trust preferred securities); (3) the reversal of any unamortized discount outstanding on the Series C preferred stock; and (4) recognition of issuance costs. The reduction in total stockholders' equity related to the U.S. Treasury exchange transaction at the exchange rate was approximately $416 million, which was principally impacted by the reduction of $935 million of aggregate liquidation preference value of the Series C preferred stock, partially offset by the $519 million discount on the junior subordinated debentures described in item (2) above. This discount and debt issue costs are amortized through interest expense using the interest yield method over the estimated life of the junior subordinated debentures, which was estimated to be 30 years.

This particular exchange resulted in a favorable impact to accumulated deficit on the exchange date of $485.3 million, which is also considered in the income (loss) per common share computations. Refer to Note 32 to the consolidated financial statements for a reconciliation of net income (loss) per common share.